Related Party Transactions (Details) - Husky Midstream Limited Partnership - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Share of equity investment (percent)	35.00%	35.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 448,000,000	$ 412,000,000
Purchases of goods, related party transactions	200,000,000	203,000,000
Distributions, Related Party Transactions	139,000,000	25,000,000
Contributions, Related Party Transactions	40,000,000	17,000,000
Due from related parties, related party transactions	140,000,000	67,000,000
Deferred Revenue From Construction Contracts, Percentage of Completion Method	$ 0	$ 23,000,000